Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of Stock Issuance Costs	$ 3.1	$ 3.1
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of Stock Issuance Costs		$ 0.3